Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000026761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000026763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000168177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000026761
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	2.53%	1.68%
Without Sales Load [Member] | C000026763
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	2.68%	1.97%
Without Sales Load [Member] | C000168177
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%	2.70%	1.96%
Without Sales Load [Member] | C000026762
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	2.58%	1.87%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	4.89%	2.72%	2.07%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	4.89%	2.72%	2.07%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	4.89%	2.72%	2.07%
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	4.89%	2.72%	2.07%